Expense Example - FidelityAdvisorDiversifiedStockFund-OPRO - FidelityAdvisorDiversifiedStockFund-OPRO - Fidelity Advisor Diversified Stock Fund - Fidelity Advisor Diversified Stock Fund - Class O	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555